UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim SecureFoundationSM Lifetime Asset Allocation Portfolios

(Classes G, G1 and L)

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Maxim SecureFoundationSM Lifetime 2015 Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	34.46%
Fixed Interest Contract	5.41%
International Equity	16.98%
Large-Cap Equity	25.38%
Mid-Cap Equity	10.90%
Small-Cap Equity	6.87%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period (1/1/11-6/30/11)
G Class
Actual	$1,000.00	$1,043.50	$0.61*

Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.61*

G1 Class
Actual	$1,000.00	$1,043.70	$1.12*

Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.11*

L Class
Actual	$1,000.00	$1,028.90	$0.71**

Hypothetical (5% return before expenses)	$1,000.00	$1,019.99	$0.71**

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the G Class and 0.22% for the G1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ratio of 0.16% for the L Class, multiplied by the average account value over the period, multiplied by 151/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2020 Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	34.28%
Fixed Interest Contract	5.39%
International Equity	16.97%
Large-Cap Equity	25.38%
Mid-Cap Equity	11.01%
Small-Cap Equity	6.97%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11-6/30/11)
G Class
Actual	$1,000.00	$1,029.90	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$0.51

G1 Class
Actual	$1,000.00	$1,029.80	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$0.51

L Class
Actual	$1,000.00	$1,029.60	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$0.51

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for each class, multiplied by the average account value over the period, multiplied by 151/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2025 Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	26.14%
Fixed Interest Contract	3.05%
International Equity	21.20%
Large-Cap Equity	28.79%
Mid-Cap Equity	12.25%
Small-Cap Equity	8.57%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period (1/1/11-6/30/11)
G Class
Actual	$1,000.00	$1,048.00	$0.61*

Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.61*

G1 Class
Actual	$1,000.00	$1,047.40	$1.13*

Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.11*

L Class
Actual	$1,000.00	$1,031.00	$0.51**

Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$0.51**

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the G Class and 0.22% for the G1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ration of 0.12% for the L Class, multiplied by the average account value over the period, multiplied by 151/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2030 Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	17.76%
Fixed Interest Contract	1.36%
International Equity	25.52%
Large-Cap Equity	31.37%
Mid-Cap Equity	13.64%
Small-Cap Equity	10.35%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11-6/30/11)
G Class
Actual	$1,000.00	$1,033.30	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$0.51

G1 Class
Actual	$1,000.00	$1,033.20	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$0.51

L Class
Actual	$1,000.00	$1,033.00	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$0.51

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for each class, multiplied by the average account value over the period, multiplied by 151/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2035 Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	12.09%
Fixed Interest Contract	0.49%
International Equity	29.21%
Large-Cap Equity	32.78%
Mid-Cap Equity	13.95%
Small-Cap Equity	11.48%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period (1/1/11-6/30/11)
G Class
Actual	$1,000.00	$1,052.50	$0.62*

Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.61*

G1 Class
Actual	$1,000.00	$1,053.00	$1.13*

Hypothetical (5% return before expenses)	$1,000.00	$1,23.70	$1.11*

L Class
Actual	$1,000.00	$1,033.30	$0.51**

Hypothetical (5% return before expenses)	$1,000.00	$1,019.99	$0.51**

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the G Class and 0.22% for the G1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the L Class, multiplied by the average account value over the period, multiplied by 151/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2040 Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	9.23%
Fixed Interest Contract	0.10%
International Equity	31.55%
Large-Cap Equity	32.51%
Mid-Cap Equity	14.08%
Small-Cap Equity	12.53%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11-6/30/11)
G Class
Actual	$1,000.00	$1,034.30	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$0.51

G1 Class
Actual	$1,000.00	$1,034.20	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$0.51

L Class
Actual	$1,000.00	$1,034.00	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$0.51

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for each class, multiplied by the average account value over the period, multiplied by 151/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	8.36%
International Equity	33.34%
Large-Cap Equity	31.68%
Mid-Cap Equity	13.58%

Small-Cap Equity	13.04%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period (1/1/11-6/30/11)
G Class
Actual	$1,000.00	$1,054.50	$0.62*

Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.61*

G1 Class
Actual	$1,000.00	$1,054.10	$1.13*

Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.11*

L Class
Actual	$1,000.00	$1,034.00	$0.51**

Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$0.51**

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the G Class and 0.22% for the G1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ration of 0.12% for the L Class, multiplied by the average account value over the period, multiplied by 151/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2050 Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	7.78%
International Equity	35.15%
Large-Cap Equity	30.39%
Mid-Cap Equity	13.16%
Small-Cap Equity	13.52%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11-6/30/11)
G Class
Actual	$1,000.00	$1,033.90	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$0.51

G1 Class
Actual	$1,000.00	$1,034.80	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$0.51

L Class
Actual	$1,000.00	$1,033.60	$0.51

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.09	$0.51

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for each class, multiplied by the average account value over the period, multiplied by 151/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2055 Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	7.88%
International Equity	36.85%
Large-Cap Equity	29.13%
Mid-Cap Equity	12.45%
Small-Cap Equity	13.69%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period (1/1/11-6/30/11)
G Class
Actual	$1,000.00	$1,055.40	$0.62*

Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.61*

G1 Class
Actual	$1,000.00	$1,054.10	$1.03*

Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.01*

L Class
Actual	$1,000.00	$1,034.80	$0.51**

Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$0.51**

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the G Class and 0.21% for the G1 Class, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ration of 0.12% for the L Class, multiplied by the average account value over the period, multiplied by 151/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Six Months Ended June 30, 2011

Maxim SecureFoundationSM Lifetime 2015, Maxim SecureFoundationSM

Lifetime 2020, Maxim SecureFoundationSM Lifetime 2025, Maxim

SecureFoundationSM Lifetime 2030, Maxim SecureFoundationSM Lifetime

2035, Maxim SecureFoundationSM Lifetime 2040, Maxim

SecureFoundationSM Lifetime 2045, Maxim SecureFoundationSM Lifetime

2050 and Maxim SecureFoundationSM Lifetime 2055 Portfolios

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2015 PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
272,355	Maxim Index 600 Portfolio(a)	$2,663,628
640,533	Maxim International Index Portfolio Initial(a)	6,584,678
820,766	Maxim S&P 500® Index Portfolio(a)	9,840,982
395,698	Maxim S&P MidCap 400® Index Portfolio Initial(a)	4,226,059
2TOTAL EQUITY MUTUAL FUNDS — 60.15% (Cost $22,864,184)		$23,315,347

BOND MUTUAL FUNDS
992,432	Maxim Bond Index Portfolio(a)	13,358,135

TOTAL BOND MUTUAL FUNDS — 34.46% (Cost $13,403,083)		$13,358,135

Interest		Value

FIXED INTEREST CONTRACT
2,077,616(b)	Great-West Life & Annuity Contract(a)	2,099,223

TOTAL FIXED INTEREST CONTRACT — 5.41% (Cost $2,082,660)		$2,099,223

TOTAL INVESTMENTS — 100.02% (Cost $38,349,927)		$38,772,705

OTHER ASSETS & LIABILITIES — (0.02)%		$(8,716)

TOTAL NET ASSETS — 100.00%		$38,763,989

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2020 PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
275	Maxim Index 600 Portfolio(a)	$2,691
638	Maxim International Index Portfolio Initial(a)	6,555
818	Maxim S&P 500® Index Portfolio(a)	9,807
398	Maxim S&P MidCap 400® Index Portfolio Initial(a)	4,253

TOTAL EQUITY MUTUAL FUNDS — 60.33% (Cost $22,866)		$23,306

BOND MUTUAL FUNDS
984	Maxim Bond Index Portfolio(a)	13,248

TOTAL BOND MUTUAL FUNDS — 34.30% (Cost $13,103)		$13,248

Interest		Value

FIXED INTEREST CONTRACT
2,061(b)	Great-West Life & Annuity Contract(a)	2,082

TOTAL FIXED INTEREST CONTRACT — 5.39% (Cost $2,062)		$2,082

TOTAL INVESTMENTS — 100.02% (Cost $38,031)		$38,636

OTHER ASSETS & LIABILITIES — (0.02)%		$(6)

TOTAL NET ASSETS — 100.00%		$38,630

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2025 PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
249,663	Maxim Index 600 Portfolio(a)	$2,441,700
587,621	Maxim International Index Portfolio Initial(a)	6,040,745
684,328	Maxim S&P 500® Index Portfolio(a)	8,205,097
326,708	Maxim S&P MidCap 400® Index Portfolio Initial(a)	3,489,242

TOTAL EQUITY MUTUAL FUNDS — 70.83% (Cost $19,763,472)		$20,176,784

BOND MUTUAL FUNDS
553,325	Maxim Bond Index Portfolio(a)	7,447,755

TOTAL BOND MUTUAL FUNDS — 26.14% (Cost $7,468,701)		$7,447,755

Interest		Value

FIXED INTEREST CONTRACT
859,029(b)	Great-West Life & Annuity Contract(a)	867,963

TOTAL FIXED INTEREST CONTRACT — 3.05% (Cost $860,860)		$867,963

TOTAL INVESTMENTS — 100.02% (Cost $28,093,033)		$28,492,502

OTHER ASSETS & LIABILITIES — (0.02)%		$(6,525)

TOTAL NET ASSETS — 100.00%		$28,485,977

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2030 PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
410	Maxim Index 600 Portfolio(a)	$4,011
962	Maxim International Index Portfolio Initial(a)	9,888
1,013	Maxim S&P 500® Index Portfolio(a)	12,152
495	Maxim S&P MidCap 400® Index Portfolio Initial(a)	5,283

TOTAL EQUITY MUTUAL FUNDS — 80.89% (Cost $30,702)		$31,334

BOND MUTUAL FUNDS
511	Maxim Bond Index Portfolio(a)	6,882

TOTAL BOND MUTUAL FUNDS — 17.77% (Cost $6,806)		$6,882

Interest		Value

FIXED INTEREST CONTRACT
522(b)	Great-West Life & Annuity Contract(a)	527

TOTAL FIXED INTEREST CONTRACT — 1.36% (Cost $522)		$527

TOTAL INVESTMENTS — 100.02% (Cost $38,030)		$38,743

OTHER ASSETS & LIABILITIES — (0.02)%		$(6)

TOTAL NET ASSETS — 100.00%		$38,737

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2035 PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
208,741	Maxim Index 600 Portfolio(a)	$2,041,488
505,475	Maxim International Index Portfolio Initial(a)	5,196,282
486,452	Maxim S&P 500® Index Portfolio(a)	5,832,558
232,309	Maxim S&P MidCap 400® Index Portfolio Initial(a)	2,481,058

TOTAL EQUITY MUTUAL FUNDS — 87.44% (Cost $15,369,109)		$15,551,386

BOND MUTUAL FUNDS
159,763	Maxim Bond Index Portfolio(a)	2,150,415

TOTAL BOND MUTUAL FUNDS — 12.09% (Cost $2,140,722)		$2,150,415

Interest		Value

FIXED INTEREST CONTRACT
86,285(b)	Great-West Life & Annuity Contract(a)	87,182

TOTAL FIXED INTEREST CONTRACT — 0.49% (Cost $86,525)		$87,182

TOTAL INVESTMENTS — 100.02% (Cost $17,596,356)		$17,788,983

OTHER ASSETS & LIABILITIES — (0.02)%		$(4,039)

TOTAL NET ASSETS — 100.00%		$17,784,944

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2040 PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
497	Maxim Index 600 Portfolio(a)	$4,860
1,191	Maxim International Index Portfolio Initial(a)	12,240
1,052	Maxim S&P 500® Index Portfolio(a)	12,615
511	Maxim S&P MidCap 400® Index Portfolio Initial(a)	5,461

TOTAL EQUITY MUTUAL FUNDS — 90.69% (Cost $34,424)		$35,176

BOND MUTUAL FUNDS
266	Maxim Bond Index Portfolio(a)	3,579

TOTAL BOND MUTUAL FUNDS — 9.23% (Cost $3,540)		$3,579

Interest		Value

FIXED INTEREST CONTRACT
37(b)	Great-West Life & Annuity Contract(a)	37

TOTAL FIXED INTEREST CONTRACT — 0.10% (Cost $37)		$37

TOTAL INVESTMENTS — 100.02% (Cost $38,001)		$38,792

OTHER ASSETS & LIABILITIES — (0.02)%		$(6)

TOTAL NET ASSETS — 100.00%		$38,786

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2045 PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
108,783	Maxim Index 600 Portfolio(a)	$1,063,902
264,599	Maxim International Index Portfolio Initial(a)	2,720,077
215,590	Maxim S&P 500® Index Portfolio(a)	2,584,921
103,743	Maxim S&P MidCap 400® Index Portfolio Initial(a)	1,107,981

TOTAL EQUITY MUTUAL FUNDS — 91.66% (Cost $7,353,028)		$7,476,881

BOND MUTUAL FUNDS
50,667	Maxim Bond Index Portfolio(a)	681,975

TOTAL BOND MUTUAL FUNDS — 8.36% (Cost $680,872)		$681,975

TOTAL INVESTMENTS — 100.02% (Cost $8,033,900)		$8,158,856

OTHER ASSETS & LIABILITIES — (0.02)%		$(1,700)

TOTAL NET ASSETS — 100.00%		$8,157,156

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2050 PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
536	Maxim Index 600 Portfolio(a)	$5,248
1,327	Maxim International Index Portfolio Initial(a)	13,638
984	Maxim S&P 500® Index Portfolio(a)	11,794
478	Maxim S&P MidCap 400® Index Portfolio Initial(a)	5,106

TOTAL EQUITY MUTUAL FUNDS — 92.24% (Cost $34,981)		$35,786

BOND MUTUAL FUNDS
224	Maxim Bond Index Portfolio(a)	3,017

TOTAL BOND MUTUAL FUNDS — 7.78% (Cost $2,985)		$3,017

TOTAL INVESTMENTS — 100.02% (Cost $37,966)		$38,803

OTHER ASSETS & LIABILITIES — (0.02)%		$(6)

TOTAL NET ASSETS — 100.00%		$38,797

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2055 PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares	Value

EQUITY MUTUAL FUNDS
5,517 Maxim Index 600 Portfolio(a)	$53,953
14,127 Maxim International Index Portfolio Initial(a)	145,225
9,572 Maxim S&P 500® Index Portfolio(a)	114,777
4,594 Maxim S&P MidCap 400® Index Portfolio Initial(a)	49,062

TOTAL EQUITY MUTUAL FUNDS — 92.14% (Cost $360,564)	$363,017

BOND MUTUAL FUNDS
2,307 Maxim Bond Index Portfolio(a)	31,057

TOTAL BOND MUTUAL FUNDS — 7.88% (Cost $30,836)	$31,057

TOTAL INVESTMENTS — 100.02% (Cost $391,400)	$394,074

OTHER ASSETS & LIABILITIES — (0.02)%	$(82)

TOTAL NET ASSETS — 100.00%	$393,992

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement Of Assets And Liabilities

As of June 30, 2011 (Unaudited)

	Maxim SecureFoundation Lifetime 2015 Portfolio	Maxim SecureFoundation Lifetime 2020 Portfolio	Maxim SecureFoundation Lifetime 2025 Portfolio

ASSETS:
Investments at market value, affiliated(a)	$38,772,705	$38,636	$28,492,502
Subscriptions receivable	709,502	–	8,693

Total Assets	39,482,207	38,636	28,501,195

LIABILITIES:
Payable to investment adviser	8,716	6	6,525
Redemptions payable	703	–	2,399
Payable for investments purchased	708,799	–	6,294

Total Liabilities	718,218	6	15,218

NET ASSETS	$38,763,989	$38,630	$28,485,977

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$350,677	$377	$255,208
Paid-in capital in excess of par	35,926,303	37,334	26,195,668
Net unrealized appreciation on investments	422,778	605	399,469
Undistributed (overdistributed) net investment income	(3,256)	3	(2,392)
Accumulated net realized gain on investments	2,067,487	311	1,638,024

TOTAL NET ASSETS
Class G	$2,285,999	$12,877	$1,519,057

Class G1	$36,035,788	$12,877	$26,878,156

Class L	$442,202	$12,876	$88,764

CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	207,627	1,257	136,638
Class G1	3,255,933	1,257	2,406,792
Class L	43,208	1,257	8,650

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$11.01	$10.24	$11.12

Class G1	$11.07	$10.24	$11.17

Class L	$10.23	$10.24	$10.26

(a) Cost of investments, affiliated	$38,349,927	$38,031	$28,093,033

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement Of Assets And Liabilities

As of June 30, 2011 (Unaudited)

	Maxim SecureFoundation Lifetime 2030 Portfolio	Maxim SecureFoundation Lifetime 2035 Portfolio	Maxim SecureFoundation Lifetime 2040 Portfolio

ASSETS:
Investments at market value, affiliated(a)	$38,743	$17,788,983	$38,792
Subscriptions receivable	–	8,247	–

Total Assets	38,743	17,797,230	38,792

LIABILITIES:
Payable to investment adviser	6	4,039	6
Payable for investments purchased	–	8,247	–

Total Liabilities	6	12,286	6

NET ASSETS	$38,737	$17,784,944	$38,786

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$377	$156,426	$376
Paid-in capital in excess of par	37,273	16,267,354	37,237
Net unrealized appreciation on investments	713	192,627	791
Undistributed net investment income	4	(1,459)	4
Accumulated net realized gain on investments	370	1,169,996	378

TOTAL NET ASSETS
Class G	$12,912	$979,693	$12,929

Class G1	$12,913	$16,792,329	$12,929

Class L	$12,912	$12,922	$12,928

CAPITAL STOCK:
Authorized
Class G	33,000,000	75,000,000	33,000,000
Class G1	33,000,000	75,000,000	33,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	1,255	86,446	1,254
Class G1	1,255	1,476,560	1,254
Class L	1,255	1,254	1,254

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$10.29	$11.33	$10.31

Class G1	$10.29	$11.37	$10.31

Class L	$10.29	$10.30	$10.31

(a) Cost of investments, affiliated	$38,030	$17,596,356	$38,001

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

	Maxim SecureFoundation Lifetime 2045 Portfolio	Maxim SecureFoundation Lifetime 2050 Portfolio	Maxim SecureFoundation Lifetime 2055 Portfolio

ASSETS:
Investments at market value, affiliated(a)	$8,158,856	$38,803	$394,074
Subscriptions receivable	3,053	–	714

Total Assets	8,161,909	38,803	394,788

LIABILITIES:
Payable to investment adviser	1,700	6	82
Payable for investments purchased	3,053	–	714

Total Liabilities	4,753	6	796

NET ASSETS	$8,157,156	$38,797	$393,992

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$71,371	$376	$3,473
Paid-in capital in excess of par	7,384,640	37,224	361,144
Net unrealized appreciation on investments	124,956	837	2,674
Undistributed (overdistributed) net investment income	(582)	5	(25)
Accumulated net realized gain on investments	576,771	355	26,726

TOTAL NET ASSETS
Class G	$1,761,276	$12,933	$28,476

Class G1	$6,382,947	$12,932	$352,580

Class L	$12,933	$12,932	$12,936

CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	154,376	1,254	2,498
Class G1	558,082	1,253	30,982
Class L	1,254	1,254	1,253

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$11.41	$10.31	$11.40

Class G1	$11.44	$10.32	$11.38

Class L	$10.31	$10.31	$10.32

(a) Cost of investments, affiliated	$8,033,900	$37,966	$391,400

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

	Maxim SecureFoundation Lifetime 2015 Portfolio	Maxim SecureFoundation Lifetime 2020 Portfolio	Maxim SecureFoundation Lifetime 2025 Portfolio

INVESTMENT INCOME:
Dividends, affiliated	$218,069	$232	$141,846

Total Income	218,069	232	141,846

EXPENSES:
Management fees	20,537	18	14,739
Distribution fees - Class G1	16,415	5	11,527
Distribution fees - Class L	16	13	14

Total Expenses	36,968	36	26,280

Less amount waived by distributor - Class G1	2	5	7
Less amount waived by distributor - Class L	13	13	13

Net Expenses	36,953	18	26,260

NET INVESTMENT INCOME	181,116	214	115,586

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,537,248	311	1,246,648
Net realized gain on investments, unaffiliated	233,997	–	219,247
Change in net unrealized appreciation (depreciation) on investments	(553,813)	605	(557,237)

Net realized and unrealized gain on investments	1,217,432	916	908,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,398,548	$1,130	$1,024,244

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

	Maxim SecureFoundation Lifetime 2030 Portfolio	Maxim SecureFoundation Lifetime 2035 Portfolio	Maxim SecureFoundation Lifetime 2040 Portfolio

INVESTMENT INCOME:
Dividends, affiliated	$171	$64,970	$133

Total Income	171	64,970	133

EXPENSES:
Management fees	18	8,766	17
Distribution fees - Class G1	5	6,842	5
Distribution fees - Class L	13	13	13

Total Expenses	36	15,621	35

Less amount waived by distributor - Class G1	5	7	5
Less amount waived by distributor - Class L	13	13	13

Net Expenses	18	15,601	17

NET INVESTMENT INCOME	153	49,369	117

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	370	916,588	378
Net realized gain on investments, unaffiliated	–	181,444	–
Change in net unrealized appreciation (depreciation) on investments	714	(491,259)	791

Net realized and unrealized gain on investments	1,084	606,773	1,169

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,237	$656,142	$1,286

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

	Maxim SecureFoundation Lifetime 2045 Portfolio	Maxim SecureFoundation Lifetime 2050 Portfolio	Maxim SecureFoundation Lifetime 2055 Portfolio

INVESTMENT INCOME:
Dividends, affiliated	$25,265	$123	$1,121

Total Income	25,265	123	1,121

EXPENSES:
Management fees	3,949	19	189
Distribution fees - Class G1	2,442	5	139
Distribution fees - Class L	13	13	13

Total Expenses	6,404	37	341

Less amount waived by distributor - Class G1	7	5	7
Less amount waived by distributor - Class L	13	13	13

Net Expenses	6,384	19	321

NET INVESTMENT INCOME	18,881	105	800

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	426,330	355	21,417
Net realized gain on investments, unaffiliated	118,480	–	6,177
Change in net unrealized appreciation (depreciation) on investments	(252,371)	837	(13,387)

Net realized and unrealized gain on investments	292,439	1,192	14,207

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$311,320	$1,297	$15,007

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011	2010
	(Unaudited)
Maxim SecureFoundation Lifetime 2015 Portfolio

OPERATIONS:
Net investment income	$181,116	$415,401
Net realized gain on investments, affiliated	1,537,248	413,675
Net realized gain on investments, unaffiliated	233,997	–
Capital gain distributions received, affiliated	–	101,297
Change in unrealized appreciation (depreciation) on investments	(553,813)	976,707

Net increase in net assets resulting from operations	1,398,548	1,907,080

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(8,568)	(13,957)
Class G1	(176,216)	(400,959)
Class L	(72)	N/A

From net investment income	(184,856)	(414,916)

From net realized gains
Class G	–	(7,086)
Class G1	–	(211,691)

From net realized gains	–	(218,777)

Total Distributions	(184,856)	(633,693)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,675,252	863,775
Class G1	23,239,109	35,427,590
Class L	436,624	N/A
Shares issued in reinvestment of distributions		1
Class G	8,568	21,044
Class G1	176,216	612,649
Class L	72	N/A
Shares redeemed
Class G	(358,173)	(1,550)
Class G1	(15,778,722)	(10,070,762)

Net increase in net assets resulting from capital share transactions	9,398,946	26,852,746

Total Increase in Net Assets	10,612,638	28,126,133

NET ASSETS:
Beginning of period	28,151,351	25,218

End of period (a)	$38,763,989	$28,151,351

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	153,274	82,692
Class G1	2,123,160	3,463,568
Class L	43,201	N/A
Shares issued in reinvestment of distributions
Class G	799	1,986
Class G1	16,331	57,875
Class L	7	N/A
Shares redeemed
Class G	(32,241)	(148)
Class G1	(1,437,880)	(968,386)

Net Increase	866,651	2,637,587

(a) Including undistributed (overdistributed) net investment income:	$(3,256)	$485

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For period ended June 30, 2011 and fiscal year ended December 31, 2010

2011
(Unaudited)
Maxim SecureFoundation Lifetime 2020 Portfolio

OPERATIONS:
Net investment income	$214
Net realized gain on investments, affiliated	311
Change in unrealized appreciation on investments	605

Net increase in net assets resulting from operations	1,130

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(72)
Class G1	(71)
Class L	(68)

From net investment income	(211)

Total Distributions	(211)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	12,500
Class G1	12,500
Class L	12,500
Shares issued in reinvestment of distributions
Class G	72
Class G1	71
Class L	68
Shares redeemed

Net increase in net assets resulting from capital share transactions	37,711

Total Increase in Net Assets	38,630

NET ASSETS:
Beginning of period	—

End of period (a)	$38,630

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	1,250
Class G1	1,250
Class L	1,250
Shares issued in reinvestment of distributions
Class G	7
Class G1	7
Class L	7

Net Increase	3,771

(a) Including undistributed net investment income:	$3

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement Of Changes In Net Assets

For period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim SecureFoundation Lifetime 2025 Portfolio

OPERATIONS:
Net investment income	$115,586	$270,744
Net realized gain on investments, affiliated	1,246,648	293,708
Net realized gain on investments, unaffiliated	219,247	–
Capital gain distributions received, affiliated	–	51,051
Change in unrealized appreciation (depreciation) on investments	(557,237)	956,766

Net increase in net assets resulting from operations	1,024,244	1,572,269

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(7,050)	(22,012)
Class G1	(111,257)	(248,342)
Class L	(61)	N/A

From net investment income	(118,368)	(270,354)

From net realized gains
Class G	–	(13,840)
Class G1	–	(158,827)

From net realized gains	–	(172,667)

Total Distributions	(118,368)	(443,021)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	377,678	1,475,535
Class G1	17,586,306	20,612,885
Class L	87,249	N/A
Shares issued in reinvestment of distributions
Class G	7,050	35,852
Class G1	111,257	407,169
Class L	61	N/A
Shares redeemed
Class G	(395,604)	(190,805)
Class G1	(8,491,587)	(5,197,484)

Net increase in net assets resulting from capital share transactions	9,282,410	17,143,152

Total Increase in Net Assets	10,188,286	18,272,400

NET ASSETS:
Beginning of period	18,297,691	25,291

End of period (a)	$28,485,977	$18,297,691

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	34,313	152,034
Class G1	1,592,596	2,030,133
Class L	8,644	N/A
Shares issued in reinvestment of distributions
Class G	655	3,364
Class G1	10,283	38,226
Class L	6	N/A
Shares redeemed
Class G	(36,033)	(18,961)
Class G1	(767,017)	(498,695)

Net Increase	843,447	1,706,101

(a) Including undistributed (overdistributed) net investment income:	$(2,392)	$390

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For period ended June 30, 2011 and fiscal year ended December 31, 2010

2011 (Unaudited)
Maxim SecureFoundation Lifetime 2030 Portfolio

OPERATIONS:
Net investment income	$153
Net realized gain on investments, affiliated	370
Change in unrealized appreciation on investments	714

Net increase in net assets resulting from operations	1,237

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(52)
Class G1	(50)
Class L	(48)

From net investment income	(150)

Total Distributions	(150)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	12,500
Class G1	12,500
Class L	12,500
Shares issued in reinvestment of distributions
Class G	52
Class G1	50
Class L	48
Shares redeemed

Net increase in net assets resulting from capital share transactions	37,650

Total Increase in Net Assets	38,737

NET ASSETS:
Beginning of period	—

End of period (a)	$38,737

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	1,250
Class G1	1,250
Class L	1,250
Shares issued in reinvestment of distributions
Class G	5
Class G1	5
Class L	5

Net Increase	3,765

(a) Including undistributed net investment income:	$4

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim SecureFoundation Lifetime 2035 Portfolio

OPERATIONS:
Net investment income	$49,369	$145,724
Net realized gain on investments, affiliated	916,588	153,191
Net realized gain on investments, unaffiliated	181,444	–
Capital gain distributions received, affiliated	–	12,026
Change in unrealized appreciation (depreciation) on investments	(491,259)	683,882

Net increase in net assets resulting from operations	656,142	994,823

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(3,057)	(13,238)
Class G1	(47,995)	(132,222)
Class L	(40)	N/A

From net investment income	(51,092)	(145,460)

From net realized gains
Class G	–	(8,325)
Class G1	–	(84,952)

From net realized gains	–	(93,277)

Total Distributions	(51,092)	(238,737)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	94,737	718,224
Class G1	14,090,273	10,007,760
Class L	12,500	N/A
Shares issued in reinvestment of distributions
Class G	3,057	21,563
Class G1	47,995	217,174
Class L	40	N/A
Shares redeemed
Class G	(4,233)	(439)
Class G1	(6,522,383)	(2,287,843)

Net increase in net assets resulting from capital share transactions	7,721,986	8,676,439

Total Increase in Net Assets	8,327,036	9,432,525

NET ASSETS:
Beginning of period	9,457,908	25,383

End of period (a)	$17,784,944	$9,457,908

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	8,480	74,835
Class G1	1,257,259	993,275
Class L	1,250	N/A
Shares issued in reinvestment of distributions
Class G	281	1,998
Class G1	4,391	20,238
Class L	4	N/A
Shares redeemed
Class G	(374)	(42)
Class G1	(580,260)	(219,611)

Net Increase	691,031	870,693

(a) Including undistributed (overdistributed) net investment income:	$(1,459)	$264

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For period ended June 30, 2011 and fiscal year ended December 31, 2010

2011 (Unaudited)
Maxim SecureFoundation Lifetime 2040 Portfolio

OPERATIONS:
Net investment income	$117
Net realized gain on investments, affiliated	378
Change in unrealized appreciation on investments	791

Net increase in net assets resulting from operations	1,286

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(40)
Class G1	(38)
Class L	(35)

From net investment income	(113)

Total Distributions	(113)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	12,500
Class G1	12,500
Class L	12,500
Shares issued in reinvestment of distributions
Class G	40
Class G1	38
Class L	35
Shares redeemed

Net increase in net assets resulting from capital share transactions	37,613

Total Increase in Net Assets	38,786

NET ASSETS:
Beginning of period	—

End of period (a)	$38,786

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	1,250
Class G1	1,250
Class L	1,250
Shares issued in reinvestment of distributions
Class G	4
Class G1	4
Class L	4

Net Increase	3,762

(a) Including undistributed net investment income:	$4

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim SecureFoundation Lifetime 2045 Portfolio

OPERATIONS:
Net investment income	$18,881	$64,403
Net realized gain on investments, affiliated	426,330	57,045
Net realized gain on investments, unaffiliated	118,480	–
Capital gain distributions received, affiliated	–	3,652
Change in unrealized appreciation (depreciation) on investments	(252,371)	377,337

Net increase in net assets resulting from operations	311,320	502,437

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(4,583)	(25,345)
Class G1	(14,977)	(38,926)
Class L	(35)	N/A

From net investment income	(19,595)	(64,271)

From net realized gains
Class G	–	(11,208)
Class G1	–	(17,549)

From net realized gains	–	(28,757)

Total Distributions	(19,595)	(93,028)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	103,560	1,466,402
Class G1	5,744,699	3,170,497
Class L	12,500	N/A
Shares issued in reinvestment of distributions
Class G	4,583	36,552
Class G1	14,977	56,476
Class L	35	N/A
Shares redeemed
Class G	(61,869)	(87,549)
Class G1	(2,214,479)	(815,751)

Net increase in net assets resulting from capital share transactions	3,604,006	3,826,627

Total Increase in Net Assets	3,895,731	4,236,036

NET ASSETS:
Beginning of period	4,261,425	25,389

End of period (a)	$8,157,156	$4,261,425

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	9,175	153,829
Class G1	508,812	313,081
Class L	1,250	N/A
Shares issued in reinvestment of distributions
Class G	419	3,370
Class G1	1,367	5,253
Class L	4	N/A
Shares redeemed
Class G	(5,448)	(8,237)
Class G1	(194,089)	(77,610)

Net Increase	321,490	389,686

(a) Including undistributed (overdistributed) net investment income:	$(582)	$132

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For period ended June 30, 2011 and fiscal year ended December 31, 2010

2011 (Unaudited)
Maxim SecureFoundation Lifetime 2050 Portfolio

OPERATIONS:
Net investment income	$105
Net realized gain on investments, affiliated	355
Change in unrealized appreciation on investments	837

Net increase in net assets resulting from operations	1,297

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(36)
Class G1	(34)
Class L	(30)

From net investment income	(100)

Total Distributions	(100)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	12,500
Class G1	12,500
Class L	12,500
Shares issued in reinvestment of distributions
Class G	36
Class G1	34
Class L	30
Shares redeemed

Net increase in net assets resulting from capital share transactions	37,600

Total Increase in Net Assets	38,797

NET ASSETS:
Beginning of period	—

End of period (a)	$38,797

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	1,250
Class G1	1,250
Class L	1,250
Shares issued in reinvestment of distributions
Class G	4
Class G1	3
Class L	4

Net Increase	3,761

(a) Including undistributed net investment income:	$5

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim SecureFoundation Lifetime 2055 Portfolio

OPERATIONS:
Net investment income	$800	$3,804
Net realized gain on investments, affiliated	21,417	810
Net realized gain on investments, unaffiliated	6,177	–
Capital gain distributions received, affiliated	–	194
Change in unrealized appreciation (depreciation) on investments	(13,387)	16,101

Net increase in net assets resulting from operations	15,007	20,909

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(69)	(363)
Class G1	(727)	(3,440)
Class L	(33)	N/A

From net investment income	(829)	(3,803)

From net realized gains
Class G	–	(184)
Class G1	–	(1,706)

From net realized gains	–	(1,890)

Total Distributions	(829)	(5,693)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	4,442	7,600
Class G1	318,431	241,211
Class L	12,500	N/A
Shares issued in reinvestment of distributions
Class G	69	547
Class G1	727	5,146
Class L	33	N/A
Shares redeemed
Class G	(67)	–
Class G1	(193,492)	(57,926)

Net increase in net assets resulting from capital share transactions	142,643	196,578

Total Increase in Net Assets	156,821	211,794

NET ASSETS:
Beginning of period	237,171	25,377

End of period (a)	$393,992	$237,171

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	395	781
Class G1	28,239	23,799
Class L	1,250	N/A
Shares issued in reinvestment of distributions
Class G	6	52
Class G1	67	480
Class L	3	N/A
Shares redeemed
Class G	(6)	–
Class G1	(17,144)	(5,729)

Net Increase	12,810	19,383

(a) Including undistributed (overdistributed) net investment income:	$(25)	$1

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	(a)
Maxim SecureFoundation Lifetime 2015 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.61		$9.97	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.21	0.11
Capital gain distributions received	–		0.04	0.02
Net realized and unrealized gain	0.37		0.73	(0.05)

Total Income From Investment Operations	0.46		0.98	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.26)	(0.11)
From net realized gains	–		(0.08)	–

Total Distributions	(0.06)		(0.34)	(0.11)

NET ASSET VALUE, END OF PERIOD	$11.01		$10.61	$9.97

TOTAL RETURN(b)	4.35%	(c)	10.03%	0.83%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$2,286		$910	$13
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	1.26%	(e)	5.18%	8.63%	(e)
Portfolio turnover rate(f)	72%	(c)	96%	1%	(c)

Maxim SecureFoundation Lifetime 2015 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.66		$9.97	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.20	0.11
Capital gain distributions received	–		0.04	0.02
Net realized and unrealized gain (loss)	0.41		0.73	(0.05)

Total Income From Investment Operations	0.46		0.97	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.20)	(0.11)
From net realized gains	–		(0.08)	–

Total distributions	(0.05)		(0.28)	(0.11)

NET ASSET VALUE, END OF PERIOD	$11.07		$10.66	$9.97

TOTAL RETURN(b)	4.37%	(c) (g)	9.87% (g)	0.83%	(c) (g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$36,036		$27,241	$13
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)	0.22%	0.22%	(e)
After waiver	0.22%	(e) (h)	0.22% (h)	0.1%	(e) (h)
Ratio of net investment income (loss) to average net assets
Before waiver	1.05%	(e)	3.88%	8.55%	(e)
After waiver	1.05%	(e) (h)	3.88% (h)	8.63%	(e) (h)
Portfolio turnover rate(f)	72%	(c)	96%	1%	(c)

(a)	Class G and Class G1 commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

	Period Ended June 30, 2011 (Unaudited)	(a)
Maxim SecureFoundation Lifetime 2015 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06
Net realized and unrealized gain	0.23

Total Income From Investment Operations	0.29

LESS DISTRIBUTIONS:
From net investment income	(0.06)
From net realized gains	–

Total Distributions	(0.06)

NET ASSET VALUE, END OF PERIOD	$10.23

TOTAL RETURN(c)	2.89%	(b) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$442
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.16%	(f) (g)
Ratio of net investment income (loss) to average net assets
Before waiver	0.70%	(f)
After waiver	0.87%	(f) (g)
Portfolio turnover rate(h)	72%	(b)

(a)	Class L commenced operations on January 31, 2011.
(b)	Not annualized for periods less than one full year.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized
(g)	Percentages are shown net of distribution fees waived.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)	(a)
Maxim SecureFoundation Lifetime 2020 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06
Net realized and unrealized gain	0.24

Total Income From Investment Operations	0.30

LESS DISTRIBUTIONS:
From net investment income	(0.06)
From net realized gains	–

Total Distributions	(0.06)

NET ASSET VALUE, END OF PERIOD	$10.24

TOTAL RETURN(b)	2.99%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13
Ratio of expenses to average net assets(d)	0.12%	(e)
Ratio of net investment income (loss) to average net assets	1.37%	(e)
Portfolio turnover rate(f)	15%	(c)

Maxim SecureFoundation Lifetime 2020 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06
Net realized and unrealized gain	0.24

Total Income From Investment Operations	0.30

LESS DISTRIBUTIONS:
From net investment income	(0.06)

Total distributions	(0.06)

NET ASSET VALUE, END OF PERIOD	$10.24

TOTAL RETURN(b)	2.98%	(c) (g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)
After waiver	0.12%	(e) (h)
Ratio of net investment income (loss) to average net assets
Before waiver	1.27%	(e)
After waiver	1.37%	(e) (h)
Portfolio turnover rate(f)	15%	(c)

(a)	Class G and Class G1 commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

	Period Ended June 30, 2011 (Unaudited)	(a)
Maxim SecureFoundation Lifetime 2020 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05
Net realized and unrealized gain	0.24

Total Income From Investment Operations	0.29

LESS DISTRIBUTIONS:
From net investment income	(0.05)
From net realized gains	–

Total Distributions	(0.05)

NET ASSET VALUE, END OF PERIOD	$10.24

TOTAL RETURN(c)	2.96%	(b) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.12%	(f) (g)
Ratio of net investment income (loss) to average net assets
Before waiver	1.12%	(f)
After waiver	1.37%	(f) (g)
Portfolio turnover rate(h)	15%	(b)

(a)	Class L commenced operations on January 31, 2011.
(b)	Not annualized for periods less than one full year.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized
(g)	Percentages are shown net of distribution fees waived.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	(a)
Maxim SecureFoundation Lifetime 2025 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.66		$9.99	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.24	0.13
Capital gain distributions received	–		0.03	0.01
Net realized and unrealized gain	0.46		0.74	(0.02)

Total Income From Investment Operations	0.51		1.01	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.24)	(0.13)
From net realized gains	–		(0.10)	–

Total Distributions	(0.05)		(0.34)	(0.13)

NET ASSET VALUE, END OF PERIOD	$11.12		$10.66	$9.99

TOTAL RETURN(b)	4.80%	(c)	10.31%	1.15%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,519		$1,468	$13
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	0.94%	(e)	3.20%	9.52%	(e)
Portfolio turnover rate(f)	65%	(c)	90%	1%	(c)

Maxim SecureFoundation Lifetime 2025 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.71		$9.99	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.20	0.13
Capital gain distributions received	–		0.03	0.01
Net realized and unrealized gain (loss)	0.46		0.79	(0.02)

Total Income From Investment Operations	0.51		1.02	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.20)	(0.13)
From net realized gains	–		(0.10)	–

Total distributions	(0.05)		(0.30)	(0.13)

NET ASSET VALUE, END OF PERIOD	$11.17		$10.71	$9.99

TOTAL RETURN(b)	4.74%	(c) (g)	10.33% (g)	1.15%	(c) (g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$26,878		$16,829	$13
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)	0.22%	0.22%	(e)
After waiver	0.22%	(e) (h)	0.22% (h)	0.12%	(e) (h)
Ratio of net investment income (loss) to average net assets
Before waiver	0.94%	(e)	4.04%	9.43%	(e)
After waiver	0.94%	(e) (h)	4.04% (h)	9.52%	(e) (h)
Portfolio turnover rate(f)	65%	(c)	90%	1%	(c)

(a)	Class G and Class G1 commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

	Period Ended June 30, 2011 (Unaudited(a)
Maxim SecureFoundation Lifetime 2025 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05
Net realized and unrealized gain	0.26

Total Income From Investment Operations	0.31

LESS DISTRIBUTIONS:
From net investment income	(0.05)
From net realized gains	–

Total Distributions	(0.05)

NET ASSET VALUE, END OF PERIOD	$10.26

TOTAL RETURN(c)	3.10%	(b) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$89
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.12%	(f) (g)
Ratio of net investment income (loss) to average net assets
Before waiver	0.86%	(f)
After waiver	1.09%	(f) (g)
Portfolio turnover rate(h)	65%	(b)

(a)	Class L commenced operations on January 31, 2011.
(b)	Not annualized for periods less than one full year.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized
(g)	Percentages are shown net of distribution fees waived.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)	(a)
Maxim SecureFoundation Lifetime 2030 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04
Net realized and unrealized gain	0.29

Total Income From Investment Operations	0.33

LESS DISTRIBUTIONS:
From net investment income	(0.04)
From net realized gains	–

Total Distributions	(0.04)

NET ASSET VALUE, END OF PERIOD	$10.29

TOTAL RETURN(b)	3.33%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13
Ratio of expenses to average net assets(d)	0.12%	(e)
Ratio of net investment income (loss) to average net assets	0.98%	(e)
Portfolio turnover rate(f)	17%	(c)

Maxim SecureFoundation Lifetime 2030 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04
Net realized and unrealized gain	0.29

Total Income From Investment Operations	0.33

LESS DISTRIBUTIONS:
From net investment income	(0.04)

Total distributions	(0.04)

NET ASSET VALUE, END OF PERIOD	$10.29

TOTAL RETURN(b)	3.32%	(c) (g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)
After waiver	0.12%	(e) (h)
Ratio of net investment income (loss) to average net assets
Before waiver	0.88%	(e)
After waiver	0.98%	(e) (h)
Portfolio turnover rate(f)	17%	(c)

(a)	Class G and Class G1 commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

	Period Ended June 30, 2011 (Unaudited)	(a)
Maxim SecureFoundation Lifetime 2030 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04
Net realized and unrealized gain	0.29

Total Income From Investment Operations	0.33

LESS DISTRIBUTIONS:
From net investment income	(0.04)
From net realized gains	–

Total Distributions	(0.04)

NET ASSET VALUE, END OF PERIOD	$10.29

TOTAL RETURN(c)	3.30%	(b) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.12%	(f) (g)
Ratio of net investment income (loss) to average net assets
Before waiver	0.72%	(f)
After waiver	0.96%	(f) (g)
Portfolio turnover rate(h)	17%	(b)

(a)	Class L commenced operations on January 31, 2011.
(b)	Not annualized for periods less than one full year.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized
(g)	Percentages are shown net of distribution fees waived.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	(a)
Maxim SecureFoundation Lifetime 2035 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.80		$10.01	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.22	0.14
Capital gain distributions received	–		0.01	0.01
Net realized and unrealized gain	0.53		0.90	–

Total Income From Investment Operations	0.57		1.13	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.23)	(0.14)
From net realized gains	–		(0.11)	–

Total Distributions	(0.04)		(0.34)	(0.14)

NET ASSET VALUE, END OF PERIOD	$11.33		$10.80	$10.01

TOTAL RETURN(b)	5.25%	(c)	11.36%	1.51%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$980		$843	$13
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	0.69%	(e)	3.34%	10.78%	(e)
Portfolio turnover rate(f)	78%	(c)	75%	1%	(c)

Maxim SecureFoundation Lifetime 2035 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.83		$10.01	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.19	0.14
Capital gain distributions received	–		0.01	0.01
Net realized and unrealized gain	0.54		0.92	–

Total Income From Investment Operations	0.57		1.12	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.19)	(0.14)
From net realized gains	–		(0.11)	–

Total distributions	(0.03)		(0.30)	(0.14)

NET ASSET VALUE, END OF PERIOD	$11.37		$10.83	$10.01

TOTAL RETURN(b)	5.30%	(c) (g)	11.32% (g)	1.51%	(c) (g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$16,792		$8,615	$13
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)	0.22%	0.22%	(e)
After waiver	0.22%	(e) (h)	0.22% (h)	0.12%	(e) (h)
Ratio of net investment income (loss) to average net assets
Before waiver	0.67%	(e)	3.99%	10.70%	(e)
After waiver	0.67%	(e) (h)	3.99% (h)	10.78%	(e) (h)
Portfolio turnover rate(f)	78%	(c)	75%	1%	(c)

(a)	Class G and Class G1 commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

	Period Ended June 30, 2011 (Unaudited)	(a)
Maxim SecureFoundation Lifetime 2035 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gain	0.30

Total Income From Investment Operations	0.33

LESS DISTRIBUTIONS:
From net investment income	(0.03)
From net realized gains	–

Total Distributions	(0.03)

NET ASSET VALUE, END OF PERIOD	$10.30

TOTAL RETURN(c)	3.33%	(b) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.12%	(f) (g)
Ratio of net investment income (loss) to average net assets
Before waiver	0.54%	(f)
After waiver	0.79%	(f) (g)
Portfolio turnover rate(h)	78%	(b)

(a)	Class L commenced operations on January 31, 2011.
(b)	Not annualized for periods less than one full year.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized
(g)	Percentages are shown net of distribution fees waived.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)	(a)
Maxim SecureFoundation Lifetime 2040 Portfolio - Class G
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gain	0.31

Total Income From Investment Operations	0.34

LESS DISTRIBUTIONS:
From net investment income	(0.03)
From net realized gains	–

Total Distributions	(0.03)

NET ASSET VALUE, END OF PERIOD	$10.31

TOTAL RETURN(b)	3.43%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13
Ratio of expenses to average net assets(d)	0.12%	(e)
Ratio of net investment income (loss) to average net assets	0.74%	(e)
Portfolio turnover rate(f)	17%	(c)

Maxim SecureFoundation Lifetime 2040 Portfolio - Class G1
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gain	0.31

Total Income From Investment Operations	0.34

LESS DISTRIBUTIONS:
From net investment income	(0.03)

Total distributions	(0.03)

NET ASSET VALUE, END OF PERIOD	$10.31

TOTAL RETURN(b)	3.42%	(c) (g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)
After waiver	0.12%	(e) (h)
Ratio of net investment income (loss) to average net assets
Before waiver	0.65%	(e)
After waiver	0.74%	(e) (h)
Portfolio turnover rate(f)	17%	(c)

(a)	Class G and Class G1 commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

	Period Ended June 30, 2011 (Unaudited	)(a)
Maxim SecureFoundation Lifetime 2040 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gain	0.31

Total Income From Investment Operations	0.34

LESS DISTRIBUTIONS:
From net investment income	(0.03)
From net realized gains	–

Total Distributions	(0.03)

NET ASSET VALUE, END OF PERIOD	$10.31

TOTAL RETURN(c)	3.40%	(b) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.12%	(f) (g)
Ratio of net investment income (loss) to average net assets
Before waiver	0.49%	(f)
After waiver	0.73%	(f) (g)
Portfolio turnover rate(h)	17%	(b)

(a)	Class L commenced operations on January 31, 2011.
(b)	Not annualized for periods less than one full year.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized
(g)	Percentages are shown net of distribution fees waived.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	(a)
Maxim SecureFoundation Lifetime 2045 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.85		$10.01	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.21	0.15
Capital gain distributions received	–		0.01	–
Net realized and unrealized gain	0.56		0.92	0.01

Total Income From Investment Operations	0.59		1.14	0.16

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.22)	(0.15)
From net realized gains	–		(0.08)	–

Total Distributions	(0.03)		(0.30)	(0.15)

NET ASSET VALUE, END OF PERIOD	$11.41		$10.85	$10.01

TOTAL RETURN(b)	5.45%	(c)	11.41%	1.60%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,761		$1,629	$13
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	0.57%	(e)	3.37%	11.44%	(e)
Portfolio turnover rate(f)	69%	(c)	64%	1%	(c)

Maxim SecureFoundation Lifetime 2045 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.88		$10.01	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.19	0.15
Capital gain distributions received	–		0.01	–
Net realized and unrealized gain	0.56		0.94	0.01

Total Income From Investment Operations	0.59		1.14	0.16

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.19)	(0.15)
From net realized gains	–		(0.08)	–

Total distributions	(0.03)		(0.27)	(0.15)

NET ASSET VALUE, END OF PERIOD	$11.44		$10.88	$10.01

TOTAL RETURN(b)	5.41%	(c) (g)	11.43% (g)	1.60%	(c) (g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$6,383		$2,632	$13
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)	0.22%	0.22%	(e)
After waiver	0.22%	(e)(h)	0.22% (h)	0.12%	(e) (h)
Ratio of net investment income (loss) to average net assets
Before waiver	0.57%	(e)	4.10%	11.35%	(e)
After waiver	0.57%	(e) (h)	4.10% (h)	11.44%	(e) (h)
Portfolio turnover rate(f)	69%	(c)	64%	1%	(c)

(a)	Class G and Class G1 commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.

(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

	Period Ended June 30, 2011 (Unaudited)	(a)
Maxim SecureFoundation Lifetime 2045 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gain	0.31

Total Income From Investment Operations	0.34

LESS DISTRIBUTIONS:
From net investment income	(0.03)
From net realized gains	–

Total Distributions	(0.03)

NET ASSET VALUE, END OF PERIOD	$10.31

TOTAL RETURN(c)	3.40%	(b) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.12%	(f) (g)
Ratio of net investment income (loss) to average net assets
Before waiver	0.45%	(f)
After waiver	0.70%	(f) (g)
Portfolio turnover rate(h)	69%	(b)

(a)	Class L commenced operations on January 31, 2011.
(b)	Not annualized for periods less than one full year.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized
(g)	Percentages are shown net of distribution fees waived.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)	(a)
Maxim SecureFoundation Lifetime 2050 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gain	0.31

Total Income From Investment Operations	0.34

LESS DISTRIBUTIONS:
From net investment income	(0.03)
From net realized gains	–

Total Distributions	(0.03)

NET ASSET VALUE, END OF PERIOD	$10.31

TOTAL RETURN(b)	3.39%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13
Ratio of expenses to average net assets(d)	0.12%	(e)
Ratio of net investment income (loss) to average net assets	0.67%	(e)
Portfolio turnover rate(f)	16%	(c)

Maxim SecureFoundation Lifetime 2050 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gain	0.32

Total Income From Investment Operations	0.35

LESS DISTRIBUTIONS:
From net investment income	(0.03)

Total distributions	(0.03)

NET ASSET VALUE, END OF PERIOD	$10.32

TOTAL RETURN(b)	3.48%	(c) (g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)
After waiver	0.12%	(e) (h)
Ratio of net investment income (loss) to average net assets
Before waiver	0.57%	(e)
After waiver	0.67%	(e) (h)
Portfolio turnover rate(f)	16%	(c)

(a)	Class G and Class G1 commenced operations on January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

	Period Ended June 30, 2011 (Unaudited)	(a)
Maxim SecureFoundation Lifetime 2050 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gain	0.31

Total Income From Investment Operations	0.34

LESS DISTRIBUTIONS:
From net investment income	(0.03)
From net realized gains	–

Total Distributions	(0.03)

NET ASSET VALUE, END OF PERIOD	$10.31

TOTAL RETURN(c)	3.36%	(b) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.12%	(f) (g)
Ratio of net investment income (loss) to average net assets
Before waiver	0.39%	(f)
After waiver	0.64%	(f) (g)
Portfolio turnover rate(h)	16%	(b)

(a)	Class L commenced operations on January 31, 2011.
(b)	Not annualized for periods less than one full year.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized
(g)	Percentages are shown net of distribution fees waived.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009 (a)
Maxim SecureFoundation Lifetime 2055 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$10.83		$9.99	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.20	0.16
Capital gain distributions received	–		0.01	–
Net realized and unrealized gain	0.57		0.90	(0.01)

Total Income From Investment Operations	0.60		1.11	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.18)	(0.16)
From net realized gains	–		(0.09)	–

Total Distributions	(0.03)		(0.27)	(0.16)

NET ASSET VALUE, END OF PERIOD	$11.40		$10.83	$9.99

TOTAL RETURN(b)	5.54%	(c)	11.22%	1.48%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$28		$23	$13
Ratio of expenses to average net assets(d)	0.12%	(e)	0.12%	0.12%	(e)
Ratio of net investment income (loss) to average net assets	0.55%	(e)	2.53%	12.02%	(e)
Portfolio turnover rate(f)	101%	(c)	65%	1%	(c)

Maxim SecureFoundation Lifetime 2055 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$10.82		$9.99	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.20	0.16
Capital gain distributions received	–		0.01	–
Net realized and unrealized gain (loss)	0.56		0.91	(0.01)

Total Income From Investment Operations	0.58		1.12	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.20)	(0.16)
From net realized gains	–		(0.09)	–

Total distributions	(0.02)		(0.29)	(0.16)

NET ASSET VALUE, END OF PERIOD	$11.38		$10.82	$9.99

TOTAL RETURN(b)	5.41%	(c) (g)	11.25% (g)	1.48%	(c) (g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$353		$214	$13
Ratio of expenses to average net assets(d)
Before waiver	0.22%	(e)	0.22%	0.22%	(e)
After waiver	0.21%	(e) (h)	0.20% (h)	0.12%	(e) (h)
Ratio of net investment income (loss) to average net assets
Before waiver	0.49%	(e)	4.68%	11.93%	(e)
After waiver	0.50%	(e) (h)	4.70% (h)	12.02%	(e) (h)
Portfolio turnover rate(f)	101%	(c)	65%	1%	(c)

(a)	Class G and Class G1 commenced operations on November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.
(g)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(h)	Percentages are shown net of distribution fees waived.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period

	Period Ended June 30, 2011 (Unaudited)	(a)
Maxim SecureFoundation Lifetime 2055 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gain	0.32

Total Income From Investment Operations	0.35

LESS DISTRIBUTIONS:
From net investment income	(0.03)
From net realized gains	–

Total Distributions	(0.03)

NET ASSET VALUE, END OF PERIOD	$10.32

TOTAL RETURN(c)	3.48%	(b) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13
Ratio of expenses to average net assets(e)
Before waiver	0.37%	(f)
After waiver	0.12%	(f) (g)
Ratio of net investment income (loss) to average net assets
Before waiver	0.39%	(f)
After waiver	0.64%	(f) (g)
Portfolio turnover rate(h)	101%	(b)

(a)	Class L commenced operations on January 31, 2011.
(b)	Not annualized for periods less than one full year.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized
(g)	Percentages are shown net of distribution fees waived.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim SecureFoundationSM Lifetime 2015, the Maxim SecureFoundationSM Lifetime 2020, the Maxim SecureFoundationSM Lifetime 2025, the Maxim SecureFoundationSM Lifetime 2030, the Maxim SecureFoundationSM Lifetime 2035, the Maxim SecureFoundationSM Lifetime 2040, the Maxim SecureFoundationSM Lifetime 2045, the Maxim SecureFoundationSM Lifetime 2050, and the Maxim SecureFoundationSM Lifetime 2055 Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The Maxim SecureFoundationSM Lifetime 2020, Maxim SecureFoundationSM Lifetime 2030, Maxim SecureFoundationSM Lifetime 2040, and Maxim SecureFoundationSM Lifetime 2050 Portfolios commenced operations on January, 31, 2011. The investment objective of each Portfolio is to seek long-term capital appreciation and income consistent with its current allocation. Over time until the date noted in the name of the Portfolio (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Portfolio reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account (IRA) owners, and to certain qualified retirement plans.

Each of the Portfolios offer three share classes, referred to as Class G, Class G1, and Class L shares. All shares of the Portfolios represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class G shares are not subject to any distribution fees, Class G1 shares are subject to an annual distribution fee of 0.10% of the corresponding Portfolio’s annual average net assets attributable to Class G1 shares, and Class L shares are subject to an annual distribution fee of 0.25% of the corresponding Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Portfolios can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity (GWL&A). The Guarantee currently has an annual fee in addition to the fees and expenses of the applicable Portfolio. The redemption or exchange of all shares of a Portfolio attributable to an account automatically cancels the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Portfolios or the Portfolios themselves, so the Guarantee does not guarantee the investment performance of the Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each Portfolio’s shares is determined by dividing the net assets attributable to each class of shares of each Portfolio by the number of issued and outstanding shares of each class of each portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these portfolios Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of June 30, 2011, the levels of each Portfolio’s investments were as follows:

	00000000000	00000000000	00000000000	00000000000
Maxim SecureFoundationSM Lifetime 2015 Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$23,315,347	$-	$-	$23,315,347
Bond Mutual Funds	13,358,135	-	-	13,358,135
Fixed Interest Contract	-	-	2,099,223	2,099,223

Total	36,673,482	-	2,099,223	38,772,705

Maxim SecureFoundationSM Lifetime 2020 Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$23,306	$-	$-	$23,306
Bond Mutual Funds	13,248	-	-	13,248
Fixed Interest Contract	-	-	2,082	2,082

Total	36,554	-	2,082	38,636

	00000000000	00000000000	00000000000	00000000000

Maxim SecureFoundationSM Lifetime 2025 Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$20,176,784	$-	$-	$20,176,784
Bond Mutual Funds	7,447,755	-	-	7,447,755
Fixed Interest Contract	-	-	867,963	867,963

Total	27,624,539	-	867,963	28,492,502

Maxim SecureFoundationSM Lifetime 2030 Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$31,334	$-	$-	$31,334
Bond Mutual Funds	6,882	-	-	6,882
Fixed Interest Contract	-	-	527	527

Total	38,216	-	527	38,743

Maxim SecureFoundationSM Lifetime 2035 Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$15,551,386	$-	$-	$15,551,386
Bond Mutual Funds	2,150,415	-	-	2,150,415
Fixed Interest Contract	-	-	87,182	87,182

Total	17,701,801	-	87,182	17,788,983

Maxim SecureFoundationSM Lifetime 2040 Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$35,176	$-	$-	$35,176
Bond Mutual Funds	3,579	-	-	3,579
Fixed Interest Contract	-	-	37	37

Total	38,755	-	37	38,792

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$7,476,881	$-	$-	$7,476,881
Bond Mutual Funds	681,975	-	-	681,975

Total	8,158,856	-	-	8,158,856

Maxim SecureFoundationSM Lifetime 2050 Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$35,786	$-	$-	$35,786
Bond Mutual Funds	3,017	-	-	3,017

Total	38,803	-	-	38,803

	00000000000	00000000000	00000000000	00000000000

Maxim SecureFoundationSM Lifetime 2055 Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$363,017	$-	$-	$363,017
Bond Mutual Funds	31,057	-	-	31,057

Total	394,074	-	-	394,074

The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2011:

Description	Maxim SecureFoundationSM 2015	Maxim SecureFoundationSM 2020	Maxim SecureFoundationSM 2025
Beginning Balance, December 31, 2010	$-	$-	$-
Total realized gains (or losses)	3,452	1	999
Total unrealized gains (or losses)	13,111	18	6,103
Purchases	2,728,511	2,161	1,062,825
Sales	(645,851)	(98)	(201,964)
Transfers into Level 3	-	-	-
Transfers (out of) Level 3	-	-	-

Ending Balance, June 30, 2011	$2,099,223	$2,082	$867,963

Description	Maxim SecureFoundationSM 2030	Maxim SecureFoundationSM 2035	Maxim SecureFoundationSM 2040
Beginning Balance, December 31, 2010	$-	$-	$-
Total realized gains (or losses)	-	125	-
Total unrealized gains (or losses)	5	531	-
Purchases	559	110,347	40
Sales	(37)	(23,821)	(3)
Transfers into Level 3	-	-	-
Transfers (out of) Level 3	-	-	-

Ending Balance, June 30, 2011	$527	$87,182	$37

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success for each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolios ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each of the Portfolios comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distribute substantially all of their taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

All tax years since Inception of the Portfolios in 2009 are open to examination by U.S. federal or state tax authorities.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolio may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolios until May 13, 2011 when the service moved to an unaffiliated vendor.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. The Portfolio has entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. GWFS Equities, Inc. has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by MCM in consideration for MCM providing initial capital to the Portfolios. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, MCM and Maxim permitting the affiliated applicants to purchase the GWL&A Contract.

Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%.

The Fixed Contracts may be terminated by GWL&A or the Maxim Profile Portfolios with no more than 7 days prior written notice.

The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Maxim Profile Portfolios to the GWLA Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with MCM & GWL&A. Below is a summary of the transactions for each underlying investment during the six months ended June 30, 2011, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act:

Maxim SecureFoundationSM Lifetime 2015 Portfolio

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Dividends Received	Market Value 6/30/2011

Great-West Life & Annuity Contract	2,077,616	$-	$2,728,511	$645,851	$3,452	$-	$2,099,223
Maxim Bond Index Portfolio	992,432	9,853,685	8,099,204	4,907,603	(151,083)	153,122	13,358,135
Maxim Index 600 Portfolio	272,355	2,208,625	1,789,675	1,198,402	340,961	3,968	2,663,628
Maxim International Index Portfolio Initial	640,533	-	8,552,789	2,094,464	42,039	-	6,584,678
Maxim Money Market Portfolio	-	1,566,270	244,147	1,810,417	-	-	-
Maxim S&P 500® Index Portfolio	820,766	9,815,450	7,575,468	6,915,111	1,316,154	52,216	9,840,982
Maxim S&P MidCap 400® Index Portfolio Initial	395,698	-	4,631,136	281,364	(14,275)	8,763	4,226,059

					$1,537,248	$218,069	$38,772,705

Maxim SecureFoundationSM Lifetime 2020 Portfolio

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain	Dividends Received	Market Value 6/30/2011

Great-West Life & Annuity Contract	2,061	$-	$2,161	$98	$1	$-	$2,082
Maxim Bond Index Portfolio	984	-	13,955	852	13	165	13,248
Maxim Index 600 Portfolio	275	-	3,061	540	48	4	2,691
Maxim International Index Portfolio Initial	638	-	6,622	238	11	-	6,555
Maxim S&P 500® Index Portfolio	818	-	13,436	3,882	238	54	9,807
Maxim S&P MidCap 400® Index Portfolio Initial	398	-	4,406	-	-	9	4,253

					$311	$232	$38,636

Maxim SecureFoundationSM Lifetime 2025 Portfolio

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Dividends Received	Market Value 6/30/2011

Great-West Life & Annuity Contract	859,029	$-	$1,062,824	$201,964	$999	$-	$867,963
Maxim Bond Index Portfolio	553,325	4,886,028	4,625,591	2,222,423	(69,907)	85,732	7,447,755
Maxim Index 600 Portfolio	249,663	1,761,382	1,606,879	838,213	260,245	3,765	2,441,700
Maxim International Index Portfolio Initial	587,621	-	7,369,295	1,432,215	36,865	-	6,040,745
Maxim Money Market Portfolio	-	562,982	86,802	649,784	-	-	-
Maxim S&P 500® Index Portfolio	684,328	7,253,206	6,370,075	4,912,900	1,027,494	44,852	8,205,097
Maxim S&P MidCap 400® Index Portfolio Initial	326,708	-	3,776,506	174,905	(9,048)	7,497	3,489,242

					$1,246,648	$141,846	$28,492,502

Maxim SecureFoundationSM Lifetime 2030 Portfolio

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain	Dividends Received	Market Value 6/30/2011

Great-West Life & Annuity Contract	522	$-	$559	$37	$-	$-	$527
Maxim Bond Index Portfolio	511	-	7,410	604	8	87	6,882
Maxim Index 600 Portfolio	410	-	4,390	634	57	6	4,011
Maxim International Index Portfolio Initial	962	-	9,856	225	11	-	9,888
Maxim S&P 500® Index Portfolio	1,013	-	16,558	4,721	294	68	12,152
Maxim S&P MidCap 400® Index Portfolio Initial	495	-	5,478	-	-	11	5,283

					$370	$172	$38,743

Maxim SecureFoundationSM Lifetime 2035 Portfolio

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Dividends Received	Market Value 6/30/2011

Great-West Life & Annuity Contract	86,285	$-	$110,347	$23,821	$125	$-	$87,182
Maxim Bond Index Portfolio	159,763	1,167,326	1,746,368	812,071	(24,464)	24,269	2,150,415
Maxim Index 600 Portfolio	208,741	1,209,409	1,689,174	772,252	218,396	3,193	2,041,488
Maxim International Index Portfolio Initial	505,475	-	6,336,398	1,230,268	29,779	-	5,196,282
Maxim Money Market Portfolio	-	46,895	17,661	64,556	-	-	-
Maxim S&P 500® Index Portfolio	486,452	4,294,117	5,684,296	3,784,214	699,706	32,123	5,832,558
Maxim S&P MidCap 400® Index Portfolio Initial	232,309	-	2,694,637	138,220	(6,954)	5,385	2,481,058

					$916,588	$64,970	$17,788,983

Maxim SecureFoundationSM Lifetime 2040 Portfolio

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain	Dividends Received	Market Value 6/30/2011

Great-West Life & Annuity Contract	37	$-	$40	$3	$-	$-	$37
Maxim Bond Index Portfolio	266	-	3,897	358	5	45	3,579
Maxim Index 600 Portfolio	497	-	5,224	676	59	7	4,860
Maxim International Index Portfolio Initial	1,191	-	12,153	230	10	-	12,240
Maxim S&P 500® Index Portfolio	1,052	-	17,161	4,872	304	70	12,615
Maxim S&P MidCap 400® Index Portfolio Initial	511	-	5,679	15	-	11	5,461

					$378	$133	$38,792

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Dividends Received	Market Value 6/30/2011

Maxim Bond Index Portfolio	50,667	$364,822	$492,205	$187,123	$(4,182)	$7,667	$681,975
Maxim Index 600 Portfolio	108,783	603,627	764,026	276,280	96,077	1,586	1,063,902
Maxim International Index Portfolio Initial	264,599	-	3,273,254	598,948	16,498	-	2,720,077
Maxim S&P 500® Index Portfolio	215,590	1,869,990	2,297,569	1,415,147	318,899	13,709	2,584,921
Maxim S&P MidCap 400® Index Portfolio Initial	103,743	-	1,168,381	26,304	(962)	2,303	1,107,981

‘					$426,330	$25,265	$8,158,856

Maxim SecureFoundationSM Lifetime 2050 Portfolio

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Dividends Received	Market Value 6/30/2011

Maxim Bond Index Portfolio	224	$-	$3,294	$310	$4	$38	$3,017
Maxim Index 600 Portfolio	536	-	5,556	644	56	8	5,248
Maxim International Index Portfolio Initial	1,327	-	13,527	242	11	-	13,638
Maxim S&P 500® Index Portfolio	984	-	16,061	4,572	285	65	11,794
Maxim S&P MidCap 400® Index Portfolio Initial	478	-	5,318	23	(1)	11	5,106

			40,462	5,481
‘					$355	$122	$38,803

Maxim SecureFoundationSM Lifetime 2055 Portfolio

Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Dividends Received	Market Value 6/30/2011

Maxim Bond Index Portfolio	2,307	$18,879	$27,553	$16,155	$(439)	$319	$31,057
Maxim Index 600 Portfolio	5,517	35,243	47,563	25,948	6,227	82	53,953
Maxim International Index Portfolio Initial	14,127	-	202,000	58,824	821	-	145,225
Maxim S&P 500® Index Portfolio	9,572	96,003	122,897	96,036	14,957	616	114,777
Maxim S&P MidCap 400® Index Portfolio Initial	4,594	-	54,651	4,223	(149)	104	49,062

					$21,417	$1,121	$394,074

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Maxim SecureFoundationSM Lifetime 2015 Portfolio	$34,177,910	$24,778,812
Maxim SecureFoundationSM Lifetime 2020 Portfolio	43,641	5,921
Maxim SecureFoundationSM Lifetime 2025 Portfolio	25,379,426	16,093,274
Maxim SecureFoundationSM Lifetime 2030 Portfolio	44,251	6,591
Maxim SecureFoundationSM Lifetime 2035 Portfolio	19,156,383	11,433,517
Maxim SecureFoundationSM Lifetime 2040 Portfolio	44,155	6,532
Maxim SecureFoundationSM Lifetime 2045 Portfolio	8,153,849	4,549,364
Maxim SecureFoundationSM Lifetime 2050 Portfolio	43,756	6,145
Maxim SecureFoundationSM Lifetime 2055 Portfolio	461,377	318,711

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2011 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Maxim SecureFoundationSM Lifetime 2015 Portfolio	38,575,859	533,517	(336,671)	196,846
Maxim SecureFoundationSM Lifetime 2020 Portfolio	38,031	757	(152)	605
Maxim SecureFoundationSM Lifetime 2025 Portfolio	28,209,828	496,884	(214,210)	282,674
Maxim SecureFoundationSM Lifetime 2030 Portfolio	38,030	907	(194)	713
Maxim SecureFoundationSM Lifetime 2035 Portfolio	17,640,512	245,688	(97,217)	148,471
Maxim SecureFoundationSM Lifetime 2040 Portfolio	38,002	993	(203)	790
Maxim SecureFoundationSM Lifetime 2045 Portfolio	8,047,482	149,553	(38,179)	111,374
Maxim SecureFoundationSM Lifetime 2050 Portfolio	37,966	1,027	(190)	837
Maxim SecureFoundationSM Lifetime 2055 Portfolio	392,611	3,199	(1,736)	1,463

5. DISTRIBUTIONS TO SHAREHOLDERS

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio

Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)          (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye President and Chief Executive Officer

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye President and Chief Executive Officer

Date: August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date: August 24, 2011